Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information

10. Segment Information:

Following the split-off of AS, the Company re-evaluated its reportable segments in accordance with ASC 280 and determined that the Company has two reportable segments: FS and PS&E. The disclosures below only reflect the segment results of continuing operations for the periods presented.

The Company evaluates the performance of its segments based on Adjusted EBITDA. Adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation;

•	amortization of acquisition-related intangible assets;

•	trade name and goodwill impairments;

•	severance and facility closure charges;

•	stock compensation;

•	management fees; and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. In addition, management reviews Adjusted EBITDA on a constant currency basis, especially when comparing to the prior year results. While Adjusted EBITDA is useful for analysis purposes, it should not be considered as an alternative to the Company’s reported GAAP results. Also, Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Adjusted EBITDA is similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants. In each of the tables below, we present the percent change based on actual, unrounded results.

The operating results for the three months ended March 31, 2014 and 2013 for each segment follow (in millions):

Three Months Ended March 31, 2014	FS	PS&E	Sum of Segments
Revenue	$600	$53	$653
Adjusted EBITDA	139 (1)	16	155
Adjusted EBITDA margin	23.2%	30.1%	23.8%
Year over Year revenue change	2%	6%	2%
Year over Year Adjusted EBITDA change	9%	9%	9%

Three Months Ended March 31, 2013
Revenue	$589	$50	$639
Adjusted EBITDA	128	14	142
Adjusted EBITDA margin	21.7%	29.1%	22.2%

Reconciliation of Adjusted EBITDA to income (loss) from continuing operations before income taxes:

	Three Months Ended March 31,
	2013	2014
Adjusted EBITDA (sum of segments)	$142	$155
Corporate	(13)	(10)
Depreciation(2)	(24)	(24)
Amortization of acquisition-related intangible assets	(48)	(43)
Trade name impairment charge	—	(339)
Severance and facility closure costs	(1)	(5	)(3)
Stock compensation expense	(9)	(9)
Management fees	(1)	(2)
Other costs (included in operating income)	(3)	(12)
Interest expense, net	(90)	(74)
Loss on extinguishment of debt	(5)	(61)

Income (loss) from continuing operations before income taxes	$(52)	$(424)

Depreciation, amortization, and capital expenditures by segment follow (in millions):

	FS	PS&E	Sum of Segments	Corporate	Total
Three Months Ended March 31, 2014
Depreciation(2)	$22	$2	$24	$—	$24
Amortization of acquisition-related intangible assets	41	2	43	—	43
Capital expenditures	26	2	28	—	28

	FS	PS&E	Sum of Segments	Corporate	Total
Three Months Ended March 31, 2013
Depreciation(2)	$22	$2	$24	$—	$24
Amortization of acquisition-related intangible assets	44	4	48	—	48
Capital expenditures	22	2	24	—	24

(1)

During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The results for the three months ended March 31, 2013 included an $8 million accrual for vacation pay under the former policy.

(2)	Includes amortization of capitalized software.
(3)	Includes $4 million of severance and $1 million of lease exit costs in FS.

12. Segment Information:

The Company has two reportable segments: FS and PS&E.

FS primarily serves financial services companies through a broad range of software solutions that process their investment and trading transactions. The principal purpose of most of these systems is to automate the many detailed processes associated with trading securities, managing investment portfolios and accounting for investment assets.

PS&E primarily provides software and processing solutions designed to meet the specialized needs of local, state and federal governments, public safety and justice agencies, public schools, utilities, non-profits and other public sector institutions.

The Company evaluates the performance of its segments based on Adjusted EBITDA. Adjusted EBITDA, a non-GAAP measure, is defined as operating income before the following items:

•	depreciation,

•	amortization of acquisition-related intangible assets,

•	goodwill impairment,

•	severance and facility closure charges,

•	stock compensation,

•	management fees, and

•	certain other costs.

While these charges may be recurring, management excludes them in order to better analyze the segment results and evaluate the segment performance. This analysis is used extensively by management and is also used to communicate the segment results to the Company’s board of directors. In addition, management reviews Adjusted EBITDA on a constant currency basis, especially when comparing to the prior year results. While Adjusted EBITDA is useful for analysis purposes, it should not be considered as an alternative to the Company’s reported GAAP results. Also, Adjusted EBITDA may not be comparable to similarly titled measures used by other companies. Adjusted EBITDA is similar, but not identical, to adjusted EBITDA as defined in the Credit Agreement for purposes of SunGard’s debt covenants.

The operating results for the years ended December 31, 2013, 2012 and 2011 for each segment follow (in millions):

	FS	PS&E	Sum of Segments
Year Ended December 31, 2013
Revenue	$2,551 (1)	$210	$2,761
Adjusted EBITDA	746 (1)	66	812
Adjusted EBITDA margin	29.2%	31.6%	29.4%
Year over Year revenue change	(2)%	3%	(2)%
Year over Year Adjusted EBITDA change	3%	—%	2%

Year Ended December 31, 2012
Revenue	$2,604	$204	$2,808
Adjusted EBITDA	727	66	793
Adjusted EBITDA margin	27.9%	32.5%	28.2%
Year over Year revenue change	(4)%	—%	(4)%
Year over Year Adjusted EBITDA change	2%	5%	2%

Year Ended December 31, 2011
Revenue	$2,717	$204	$2,921
Adjusted EBITDA	715	63	778
Adjusted EBITDA margin	26.3%	31.2%	26.6%

Reconciliation of Adjusted EBITDA to income (loss) from continuing operations before income taxes:

	Year Ended December 31,
	2011		2012		2013
Adjusted EBITDA (sum of segments)	$778		$793		$812
Corporate	(71)		(44)		(46)
Depreciation(2)	(91)		(96)		(104)
Amortization of acquisition-related intangible assets	(260)		(217)		(182)
Goodwill impairment charge	(12)		—		—
Severance and facility closure costs	(48	)(3)	(42	)(4)	(17	)(5)
Stock compensation expense	(27)		(31)		(39)
Management fees	(7)		(9)		(8)
Other costs (included in operating income)	(20)		(6)		(11)
Interest expense, net	(460)		(359)		(325)
Loss on extinguishment of debt	(3)		(82)		(6)
Other income (expense)	—		1		(2)

Income (loss) from continuing operations before income taxes	$(221)		$(92)		$72

Depreciation, amortization of acquisition-related intangible assets, total assets and capital expenditures by segment follow (in millions):

	FS	PS&E	Sum of Segments	Corporate and other adjustments		Total
Year Ended December 31, 2013
Depreciation(2)	$95	$7	$102	$2		$104
Amortization of acquisition-related intangible assets	168	13	181	1		182
Capital expenditures	102	8	110	1		111
Total assets	5,956	780	6,736	3,038	(6)	9,774

	FS	PS&E	Sum of Segments	Corporate and other adjustments		Total
Year Ended December 31, 2012
Depreciation(2)	$88	$7	$95	$1		$96
Amortization of acquisition-related intangible assets	199	17	216	1		217
Capital expenditures	88	7	95	2		97
Total assets	5,718	730	6,448	3,570	(6)	10,018

	FS		PS&E	Sum of Segments	Corporate	Total
Year Ended December 31, 2011
Depreciation(2)	$83		$7	$90	$1	$91
Amortization of acquisition-related intangible assets	240	(7)	19	259	1	260
Capital expenditures	88		5	93	4	97

(1)	SunGard received approximately $12 million in proceeds related to a bankruptcy claim assigned and sold to a third party in the third quarter of 2013. The claim related to a FS customer that filed for Chapter 11 bankruptcy in January 2013. The amount of the claim represented previously reserved revenue, which now has been recognized, and a termination charge related to the customer contract.
(2)	Includes amortization of capitalized software.
(3)	Includes $29 million and $16 million of severance and executive transition costs in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
(4)	Includes $27 million, $2 million and $1 million of severance in FS, PS&E and corporate, respectively. Also includes $12 million of lease exit costs in FS.
(5)	Includes $13 million and $1 million of severance in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
(6)	Includes items that are eliminated in consolidation, trade name, deferred income taxes and the assets of the Company’s assets of discontinued operations.
(7)	Includes approximately $7 million of impairment charges related to software and customer base.

Geographic Presence

The Company transacts business and has operations globally. The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2011	2012	2013
United States	$1,801	$1,733	$1,685

International:
United Kingdom	163	171	170
Continental Europe	522	466	453
Asia/Pacific	257	253	261
Canada	90	89	85
Other	88	96	107

Total International	1,120	1,075	1,076

Total Revenue	$2,921	$2,808	$2,761

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2012	December 31, 2013
United States	$98	$92
International:
United Kingdom	20	16
Continental Europe	16	17
Canada	1	1
Asia/Pacific	27	23
Other	3	3

Total property and equipment	$165	$152